Cover	Dec. 30, 2025
Cover [Abstract]
Entity Registrant Name	TRIUNITY BUSINESS SERVICES LIMITED
Entity Central Index Key	0002025878
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--07-31
Entity Emerging Growth Company	true
Document Period End Date	Dec. 30, 2025
Entity Ex Transition Period	false
Entity File Number	333-282541
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	35-2851106
Entity Address Address Line 1	14114 N. Dallas Parkway
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75254
City Area Code	903
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	944-7121